[redacted]

NON-PUBLIC
13FCONP 2/14/06

CONFIDENTIAL TREATMENT

CONFIDENTIAL TREATMENT EXPIRED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended December 31, 2004.
Check here if Amendment: [__]: Amendment Number [__]
This Amendment (Check only one):
[__] is a restatement.
[__] adds new holdings entries.

Name of Institutional Investment Manager filing this report:		
Polygon Investment Partners LLP		
10 Duke of York Square,	London SW3 4LY	United Kingdom

Form 13F File Number: 28-10987

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Sean Côté
Reporting Manager: Polygon Investment Partners LLP

Name: Sean Côté
Title: General Counsel
Phone: 011-44-20-790 1 8330

Signature, Place, and Date of Signing:

[Signature]	
London, England	
[City, State]	
February 14, 2005	
[Date]	

Report Type (Check only one):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
☐ 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
☐ 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Form 13 Summary Page

Report Summary

Number of Other Included Managers:
2
Form 13F Information Table Entry Total:
30
Form 13F Information Table Value Total:
277,618 (x $1,000)
Confidential Treatment Requested by Polygon Investment Partners LLP
List of Other Included Managers:
(01) Polygon Investment Partners LP (28-10988) (02) Polygon Investments Ltd (28-10989)

Confidential Treatment Requested by Polygon Investment Partners LLP
A0001

CONFIDENTIAL TREATMENT REQUESTED BY POLYGON INVESTMENT PARTNERS LLP

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
									Voting Authority		
Name Of Issuer	Title of Class	CUSIP	Value (x$1000)	Shares Prn Amt	Sh Prn	Put/Call	Invstmt Dscretn	Other Managers	Sole	Shared	None
ALTRIA GROUP INC	CALL	02209S103	11915	195000	SH	CALL	DEFINED	01:02	195000	0	0
ANGLOGOLD ASHANTI LTD	PUT	035128206	12232	336500	SH	PUT	DEFINED	01:02	336500	0	0
ARGOSY GAMING CO	COM	040228108	33550	650000	SH		DEFINED	01:02	650000	0	0
BANK OF AMERICA CORPORATION	COM	060505104	3745	79700	SH		DEFINED	01:02	79700	0	0
BANK OF AMERICA CORPORATION	CALL	060505104	6589	140200	SH	CALL	DEFINED	01:02	140200	0	0
BANK OF AMERICA CORPORATION	PUT	060505104	3745	79700	SH	PUT	DEFINED	01:02	79700	0	0
CAESARS ENTMT INC	COM	127687101	10070	500000	SH		DEFINED	01:02	500000	0	0
CARNIVAL CORP	PAIRED CTF	143658300	22145	379600	SH		DEFINED	01:02	379600	0	0
COMMSCOPE INC	COM	203372107	3780	200000	SH		DEFINED	01:02	200000	0	0
COMMSCOPE INC	SDCV 1.000% 3/1 ADDED	203372AD9	5356	5000000	PRN		DEFINED	01:02	5000000	0	0
DANIELSON HLDG CORP	COM	236274106	1690	200000	SH		DEFINED	01:02	200000	0	0
DELTA & PINE LD CO	COM	247357106	2602	95400	SH		DEFINED	01:02	95400	0	0
GOLD FIELDS LIMITED	ADR	38059T106	7558	605637	SH		DEFINED	01:02	605637	0	0
GUIDANT CORP	COM	401698105	36050	550000	SH		DEFINED	01:02	550000	0	0
HALLIBURTON CO	COM	406216101	1295	33000	SH		DEFINED	01:02	33000	0	0
HOLLYWOOD ENTMT CORP	COM	436141105	16363	1250000	SH		DEFINED	01:02	1250000	0	0
HUDSON HIGHLAND GROUP INC	COM	443792106	5069	176000	SH		DEFINED	01:02	176000	0	0
INTERGRAPH CORP	COM	458683109	7977	296200	SH		DEFINED	01:02	296200	0	0
IONICS INC	COM	462218108	2249	51900	SH		DEFINED	01:02	51900	0	0
JOHNSON & JOHNSON	COM	478160104	247	3900	SH		DEFINED	01:02	3900	0	0

CONFIDENTIAL TREATMENT REQUESTED BY POLYGON INVESTMENT PARTNERS LLP

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
									Voting Authority		
Name Of Issuer	Title of Class	CUSIP	Value (x$1000)	Shares Prn Amt	Sh Prn	Put/Call	Invstmt Dscretn	Other Managers	Sole	Shared	None
KANSAS CITY SOUTHERN	COM NEW	485170302	15762	889000	SH		DEFINED	01:02	889000	0	0
METAL MGMT INC	COM NEW	591097209	6718	250000	SH		DEFINED	01:02	250000	0	0
PFIZER INC	COM	717081103	272	10100	SH		DEFINED	01:02	10100	0	0
SPRINT CORP	COM FON	852061100	9940	400000	SH		DEFINED	01:02	400000	0	0
SPRINT CORP	CALL	852061100	8698	350000	SH	CALL	DEFINED	01:02	350000	0	0
TRM CORP	COM	872636105	3092	130300	SH		DEFINED	01:02	130300	0	0
TIVO INC	COM	888706108	3961	674800	SH		DEFINED	01:02	674800	0	0
U S G CORP	CALL	903293405	4027	100000	SH	CALL	DEFINED	01:02	100000		
VERITAS SOFTWARE CO	CALL	923436109	22911	802500	SH	CALL	DEFINED	01:02	802500	0	0
WELLCHOICE INC	COM	949475107	8010	150000	SH		DEFINED	01:02	150000	0	0